Condensed Statements Of Operations - USD ($)	2 Months Ended	3 Months Ended				9 Months Ended				12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022
General and administrative costs		$ 602,985		$ 411,769		$ 1,611,287		$ 1,204,953
Operating costs	$ 5,000									$ 1,628,308
Loss from operations	(5,000)	(602,985)		(411,769)		(1,611,287)		(1,204,953)		(1,628,308)
Other income (expense):
Interest from investments held in Trust Account	0	10,111,278		3,235,822		27,340,680		3,540,845		9,962,942
Allocation of offering costs to warrant liability	0	0		0		0		(20,182)		(20,182)
Change in fair value of warrant liability	0	(352,000)		2,464,000		1,290,666		14,901,333		14,197,333
Net income	(5,000)	9,156,293		5,288,053		27,020,059		17,217,043		22,511,785
Common Class A [Member]
Other income (expense):
Net income	$ 0	$ 7,325,035		$ 4,230,442		$ 21,616,047		$ 13,679,294		$ 17,918,827
Weighted average number of ordinary shares	0	75,000,000		75,000,000		75,000,000		72,500,000		73,150,685
Basic net income per ordinary share	$ 0	$ 0.1		$ 0.06		$ 0.29		$ 0.19		$ 0.24
Diluted net income per ordinary share	$ 0	$ 0.1		$ 0.06		$ 0.29		$ 0.19		$ 0.24
Common Class B [Member]
Other income (expense):
Net income	$ (5,000)	$ 1,831,259		$ 1,057,611		$ 5,404,012		$ 3,537,749		$ 4,592,958
Weighted average number of ordinary shares	18,750,000 [1]	18,750,000	[2]	18,750,000	[2]	18,750,000	[2]	18,750,000	[2]	18,750,000 [1]
Basic net income per ordinary share	$ 0	$ 0.1		$ 0.06		$ 0.29		$ 0.19		$ 0.24
Diluted net income per ordinary share	$ 0	$ 0.1		$ 0.06		$ 0.29		$ 0.19		$ 0.24

[1]	Shares and the associated amounts have been retroactively adjusted to reflect the issuance of 4,312,500 Class B ordinary shares in a share recapitalization on December 13, 2021 and the surrender of 2,812,500 Class B ordinary shares for no consideration on February 19, 2022 (see Note 5).
[2]	Retroactively adjusted to reflect the surrender of 2,812,500 Class B ordinary shares for no consideration on February 19, 2022 (Note 5).